Annual Fund Operating Expenses - PIMCO Low Duration Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.46%
I-2
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.56%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.56%
I-3
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.66%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.61%
Administrative
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%
A
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%
C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.55%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%
C-2
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%
R
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%

[1]	PIMCO has contractually agreed, through July 31, 2022, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.